FRANKLIN TEMPLETON GROUP
                         777 Mariners Island Boulevard
                              San Mateo, CA 94404



October 11, 1999


Filed Via EDGAR (CIK #0001041557)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN FLOATING RATE TRUST
           File Nos. (333-88213 and 811-08271)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the Registration Statement on Form N-2, which was filed electronically with the Securities and Exchange Commission on October 1, 1999.

Sincerely yours,

FRANKLIN FLOATING RATE TRUST



/s/ David P. Goss
Senior Corporate Counsel

DG:vs

cc:   Merrill R. Steiner, Esq.